Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email:  CassidyLaw@aol.com

Telephone: 202/387-5400   Fax: 949/673-4525

November 13, 2013

Sherry Haywood, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:

Ameri Metro, Inc. Registration Statement on Form S-1

Amendment No. 4

File No. 333-189286

Ms. Haywood:

Attached for filing with the Securities and Exchange Commission is Amendment No.4 to the Ameri Metro, Inc. (the "Company")  registration statement on Form S-1.

No changes have been made to the registration statement other than the inclusion of updated financial information, the corresponding updates in the document relating to such updated financial statements and adjustments to the share ownership.

The Company would like to file its request for acceleration and requests that you indicate that such request is timely and available to the Company.

Sincerely,

Lee W. Cassidy